COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of Reimbursement Liability
	December 31,
	2 0 2 2	2 0 2 1

Royalties to an ASIC designer	94	132
	94	132